SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 674	$ 370	$ 977		$ 372		$ 665		$ 387
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues			211	[1]	106	[1]	317	[2]		[2]
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues			$ 766		$ 266		$ 348		$ 387

[1]	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation and moved from the development phase of the project to its production phase. As a result, during the six months ended June 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amount of $211 thousand. The amount was recognized based on the expected manufacturing term of the product, which the Company estimates at seven years.
[2]	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2022, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $317 thousand and $180 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.